RELATED PARTY TRANSACTIONS - Schedule of related party transactions - additional disclosures (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
RELATED PARTY TRANSACTIONS
Operating lease right-of-use assets	¥ 158,832	$ 22,371	¥ 220,539
Operating lease liabilities	157,006	22,114
Xiaomi Group
RELATED PARTY TRANSACTIONS
Operating lease right-of-use assets	115,622	16,285	167,697
Operating lease liabilities	¥ 132,146	$ 18,612	¥ 224,346